TOUCHSTONE
------------------------------------------------------------------------------
                                 The Mark of Excellence in Investment Management


May 3, 2001


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Touchstone Investment Trust
     File No. 2-52242

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 77) has been filed electronically.

Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary




                                        221 East Fourth Street o Suite 300
                                        Cincinnati, OH  45202
                                        PH:513.362.8000 o Fax:513.362.8320
                                        800.638.8194
                                        www.touchstonefunds.com